Discontinued Operations (Notes)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Hospice
In 2013, Hospice qualified for discontinued operations treatment. In the three months and year ended December 31, 2013, the Company recorded an impairment loss of $139.8 million to reduce the carrying value of Hospice to fair value. The impairment charge was made up of $133.0 million of goodwill impairment and $6.8 million of impairment taken against the Hospice business' trademark.

Retail
In 2013, Retail qualified for discontinued operations treatment. In the three months and year ended December 31, 2013, the Company recorded an impairment loss of $5.0 million to reduce the carrying value of Retail to fair value less cost to sell based on the estimated terms of the divestiture.

Non-Core Disposal Group
The Company commenced activities in 2009 to divest certain home healthcare and related ancillary businesses (the "Disposal Group”) that were no longer strategic fits within the Company's business model. In 2010, Omnicare divested the home infusion business portion of the Disposal Group. Also, in 2010, the Company entered into a letter of intent (“LOI”) regarding its disposition of the remaining durable medical equipment (“DME”) portion of the Disposal Group. In the third quarter of 2011, the prior LOI was terminated, and a new LOI was entered into with a separate party. The Company completed the divestiture of DME in the fourth quarter of 2011. In connection with these activities, Omnicare recorded an impairment loss in discontinued operations for the DME portion of the Disposal Group totaling $18.0 million in the year ended December 31, 2011. Additionally, in the second quarter of 2011, the Company divested of its Tidewater Group Purchasing Organization (“Tidewater”) as the Company determined it was no longer a good strategic fit within the Company’s business model. In the year ended December 31, 2011, the Company recorded an impairment loss of $23.1 million to reduce the carrying value of DME and Tidewater, (the "Non-Core Disposal Group" or "NCDG") to fair value based on the final terms of the divestitures.

CRO Services
The Company determined that its Contract Research Services (“CRO Services”) business was no longer a good strategic fit within the Company’s business model, as the industry had been facing unfavorable market conditions. In light of these factors, and in connection with the reallocation of resources started in the second half of 2010, the Company committed to a plan to divest of its CRO Services business in the first quarter of 2011 and completed the divestiture in April 2011. For the year ended December 31, 2011, CRO Services recorded an impairment loss of $50.0 million to reduce the carrying value of the CRO Services operations to fair value based on the final terms of the divestiture.

The results from operations for all periods presented have been revised to reflect the results of Hospice, Retail, the Non-Core Disposal Group and CRO Services as discontinued operations, including the impairment losses, as well as certain expenses of the Company related to the divestitures.
Selected financial information related to the discontinued operations follows (in thousands):

	For the year ended December 31,
	2013	2012	2011
Net Sales
Hospice	$210,041	$223,135	$223,227
Retail	53,759	58,789	63,089
NCDG	—	—	24,858
CRO Services	—	—	32,146
Net sales - total discontinued	263,800	281,924	343,320

Income (loss) from operations, pretax
Hospice	25,120	36,787	30,486
Retail	(1,792)	56	(219)
NCGD	—	—	(4,298)
CRO Services	—	—	(4,921)
Income from operations - total discontinued, pretax	23,328	36,843	21,048

Income tax (benefit) expense
Hospice	10,136	13,889	11,602
Retail	(627)	23	(88)
NCGD	—	—	(1,450)
CRO Services	—	—	(1,923)
Income tax expense - total discontinued	9,509	13,912	8,141

Income (loss) from operations
Hospice	14,984	22,898	18,884
Retail	(1,165)	33	(131)
NCGD	—	—	(2,848)
CRO Services	—	—	(2,998)
Income from operations - total discontinued, aftertax	13,819	22,931	12,907

	For the year ended December 31,
	2013	2012	2011
Impairment loss
Hospice	$(139,783)	$—	$—
Retail	(4,956)	—	—
NCGD	—	—	(23,105)
CRO Services	—	—	(49,978)
Impairment loss on discontinued operations - total	$(144,739)	$—	$(73,083)

Income tax (expense) benefit of impairment loss
Hospice	2,596	—	—
Retail	—	—	—
NCGD	—	—	(2,996)
CRO Services	—	—	7,317
Income tax benefit of impairment loss	2,596	—	4,321
Impairment loss on discontinued operations, after tax	(142,143)	—	(68,762)

Income (loss) from discontinued operations
Hospice	(122,203)	22,898	18,884
Retail	(6,121)	33	(131)
NCGD	—	—	(28,949)
CRO Services	—	—	(45,659)
Income (loss) from discontinued operations - total	$(128,324)	$22,931	$(55,855)